LEASES - Schedule of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	$ 29,914	$ 33,123
Interest expense accrued	10,815
Payments of lease liabilities	(10,442)
Disposals of lease liabilities	(13,687)	(309)
Currency translation	2,794	(1,655)
Balance at 31 December	17,719	29,914
Current portion	3,369	2,946
Non-current portion	14,351	26,968
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	551	2,425
Remeasurement	2,393	338
Interest expense accrued	1,130	1,141
Payments of lease liabilities	$ (5,376)	$ (5,149)